Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 40,316,595	$ 38,112,476
Less: Accumulated Depreciation	(19,118,911)	(17,995,558)
Total Premises and Equipment, Net	21,197,684	20,116,918
Depreciation Expense	1,383,393	1,242,378	$ 1,214,912
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,693,927	6,693,927
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,299,729	20,040,102
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,620,148	11,142,428
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,702,791	$ 236,019